Investment Portfolio
(UNAUDITED) | 09.30.2023
CARILLON CHARTWELL SMALL CAP GROWTH FUND
COMMON STOCKS - 98.9%	Shares	Value
Automobile components - 1.5%
Modine Manufacturing Co.*	5,008	$229,116
Banks - 2.3%
Banc of California, Inc.	6,685	82,760
Pinnacle Financial Partners, Inc.	1,889	126,639
Wintrust Financial Corp.	1,879	141,864
Biotechnology - 7.7%
Biohaven Ltd.*	3,332	86,665
Cytokinetics, Inc.*	3,091	91,061
Halozyme Therapeutics, Inc.*	1,827	69,791
Immunovant, Inc.*	3,059	117,435
Insmed, Inc.*	1,787	45,122
Natera, Inc.*	5,347	236,605
Protagonist Therapeutics, Inc.*	1,757	29,307
Roivant Sciences Ltd.*	13,105	153,066
Vaxcyte, Inc.*	1,122	57,200
Viking Therapeutics, Inc.*	8,293	91,803
Viridian Therapeutics, Inc.*	5,314	81,517
Xenon Pharmaceuticals, Inc.*	3,047	104,086
Building products - 1.8%
The AZEK Co., Inc*	8,975	266,917
Chemicals - 2.7%
Avient Corp.	4,913	173,527
Cabot Corp.	718	49,736
Livent Corp.*	10,297	189,568
Commercial services & supplies - 0.3%
CECO Environmental Corp.*	2,614	41,746
Communications equipment - 1.0%
Calix, Inc.*	3,169	145,267
Construction & engineering - 4.6%
Comfort Systems USA, Inc.	1,344	229,031
MYR Group, Inc.*	1,108	149,314
Valmont Industries, Inc.	394	94,643
WillScot Mobile Mini Holdings Corp.*	5,199	216,226
Electrical equipment - 1.0%
Array Technologies, Inc.*	6,870	152,445
Energy equipment & services - 1.8%
ChampionX Corp.	4,420	157,441
TETRA Technologies, Inc.*	18,798	119,931
Food products - 1.3%
TreeHouse Foods, Inc.*	4,640	202,211
Health care equipment & supplies - 8.0%
Establishment Labs Holdings, Inc.*	2,611	128,122
Inspire Medical Systems, Inc.*	698	138,511
Lantheus Holdings, Inc.*	3,900	270,972
Merit Medical Systems, Inc.*	8,682	599,232
UFP Technologies, Inc.*	478	77,173
Health care providers & services - 4.7%
HealthEquity, Inc.*	2,151	157,130
NeoGenomics, Inc.*	8,829	108,597
RadNet, Inc.*	5,363	151,183
Tenet Healthcare Corp.*	4,408	290,443
Hotel & resort real estate investment trusts (REITs) - 2.0%
Ryman Hospitality Properties, Inc.	3,715	309,385
Hotels, restaurants & leisure - 6.3%
Boyd Gaming Corp.	7,469	454,339
Century Casinos, Inc.*	14,421	73,980
Churchill Downs, Inc.	1,476	171,275
Melco Resorts & Entertainment Ltd., Sponsored ADR*	8,202	81,118
Wyndham Hotels & Resorts, Inc.	2,359	164,045
Household durables - 1.1%
Meritage Homes Corp.	1,337	163,635
Insurance - 1.6%
HCI Group, Inc.	1,049	56,950
Selective Insurance Group, Inc.	1,846	190,452
IT services - 1.2%
Globant SA*	539	106,641
Grid Dynamics Holdings, Inc.*	5,568	67,818
Machinery - 6.3%
Crane Co.	1,301	115,581
Lincoln Electric Holdings, Inc.	1,422	258,505
Oshkosh Corp.	2,914	278,083
Terex Corp.	2,282	131,489
The Timken Co.	2,187	160,723
Media - 1.0%
Integral Ad Science Holding Corp.*	12,732	151,383
Metals & mining - 1.2%
ATI, Inc.*	4,456	183,364
Oil, gas & consumable fuels - 5.3%
Civitas Resources, Inc.	2,343	189,478
Gulfport Energy Corp.*	1,080	128,153
Matador Resources Co.	2,948	175,347
Northern Oil and Gas, Inc.	3,780	152,069
Vitesse Energy, Inc.	6,730	154,050
Personal care products - 2.1%
elf Beauty, Inc.*	2,876	315,871
Pharmaceuticals - 2.8%
ANI Pharmaceuticals, Inc.*	768	44,590
Catalent, Inc.*	1,328	60,464
Cymabay Therapeutics, Inc.*	6,586	98,197
Liquidia Corp.*	14,366	91,081
Supernus Pharmaceuticals, Inc.*	4,679	129,000
Professional services - 3.6%
ExlService Holdings, Inc.*	6,750	189,270
Huron Consulting Group, Inc.*	2,025	210,924
ICF International, Inc.	1,149	138,811
Semiconductors & semiconductor equipment - 7.6%
Allegro MicroSystems, Inc.*	5,430	173,434
Axcelis Technologies, Inc.*	354	57,720
MACOM Technology Solutions Holdings, Inc.*	4,216	343,941
Navitas Semiconductor Corp.*	13,500	93,825
Onto Innovation, Inc.*	553	70,519
Power Integrations, Inc.	1,827	139,418
Rambus, Inc.*	3,887	216,856
Synaptics, Inc.*	554	49,550
Software - 7.5%
Manhattan Associates, Inc.*	1,777	351,242
Nutanix, Inc., Class A*	8,263	288,214
Tenable Holdings, Inc.*	5,455	244,384
Teradata Corp.*	5,669	255,218
Specialty retail - 1.7%
Abercrombie & Fitch Co., Class A*	2,763	155,750
Arhaus, Inc.*	10,937	101,714
Technology hardware, storage & peripherals - 1.4%
Super Micro Computer, Inc.*	782	214,440
Textiles, apparel & luxury goods - 0.2%
Oxford Industries, Inc.	324	31,146
Trading companies & distributors - 7.3%
Applied Industrial Technologies, Inc.	1,804	278,916
FTAI Aviation Ltd.	7,102	252,476
GMS, Inc.*	1,691	108,173
H&E Equipment Services, Inc.	2,035	87,892
Herc Holdings, Inc.	1,755	208,740
SiteOne Landscape Supply, Inc.*	1,048	171,296
Total common stocks (cost $12,800,493)		14,944,338
Total investment portfolio (cost $12,800,493) - 98.9%		14,944,338
Other assets in excess of liabilities - 1.1%		164,691
Total net assets - 100.0%		$15,109,029

* Non-income producing security
ADR - American Depositary Receipt

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.